Financial instruments - Derivative financial instruments, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) segment	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2022 BRL (R$) segment
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	R$ (311,445,000)				R$ (190,902,000)
Non-deliverable forward used as economic hedge instrument	(4,097,000)				(6,395,000)
Call options to acquire additional interest in subsidiaries	3,553,000				23,983,000
Derivative financial instruments, net	(311,989,000)				(173,314,000)
Financial instruments designated as hedging instruments, at fair value	311,445,000				R$ 190,902,000
Unrealized loss on cash flow hedge	197,188,000	R$ 261,366,000	R$ (261,366,000)
Financial expenses, net	3,999,465,000	3,514,739,000	1,269,058,000
Changes in the fair value of cash flow hedge	R$ 64,146,000	(207,222,000)	R$ (54,144,000)
Dollar Non-deliverable Forward [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Minimum Rate Of Hedging Instrument	4.8220				5.1900
Maximum Rate Of Hedging Instrument	4.9400				5.3200
Nominal amount of hedging instrument | segment	6,460,000			65,500,000	65,500,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	R$ 19,116,000	25,827,000
Euro Non-deliverable Forward [Member] | Currency risk
Disclosure of detailed information about financial instruments [line items]
Minimum Rate Of Hedging Instrument	5.3208
Maximum Rate Of Hedging Instrument	5.3715
Nominal amount of hedging instrument | segment	570,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	R$ (447,000)
Interest rate swap contract [member] | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | segment	6,079,500,000			5,225,105,000	5,225,105,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	R$ (7,328,000)	R$ (9,262,000)
Percentage of Minimum Rate Of Hedging Instrument	10.20%			9.10%	9.10%
Percentage of Maximum Rate Of Hedging Instrument	14.30%			14.30%	14.30%
Hedge Instrument Maturity	May/25	April/24
Bond Hedges
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	R$ (324,753,000)				R$ (190,902,000)
Effective portion – Gain / (Loss)	(503,987,000)
Payments of cross currency swaps	305,990,000	R$ 274,407,000
Financial expenses, net	459,289,000
Changes in the fair value of cash flow hedge	64,146,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$248,500, CDI +2.94% | Hedged items, traded on June 23, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	R$ 248,500,000
Borrowings, adjustment to interest rate basis				2.94%	2.94%
Financial instruments designated as hedging instruments, at fair value					R$ (15,274,000)
Effective portion – Gain / (Loss)	(86,656,000)
Changes in the fair value of cash flow hedge	6,784,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$248,500, CDI +2.94% | Hedged items, traded on June 24, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(26,967,000)
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$247,000, CDI +2.90% | Hedged items, traded on June 24, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	R$ 247,000,000
Borrowings, adjustment to interest rate basis				2.90%	2.90%
Financial instruments designated as hedging instruments, at fair value	(26,359,000)				R$ (14,836,000)
Effective portion – Gain / (Loss)	(72,213,000)
Changes in the fair value of cash flow hedge	6,958,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$248,500, CDI +2.90% | Hedged items, traded on June 24, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	R$ 248,500,000
Borrowings, adjustment to interest rate basis				2.90%	2.90%
Financial instruments designated as hedging instruments, at fair value	(27,625,000)				R$ (15,961,000)
Effective portion – Gain / (Loss)	(74,618,000)
Changes in the fair value of cash flow hedge	7,215,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$375,263, CDI +2.99% | Hedged items, traded on June 30, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 75,000	R$ 375,263,000
Borrowings, adjustment to interest rate basis				2.99%	2.99%
Financial instruments designated as hedging instruments, at fair value	(43,894,000)				R$ (26,179,000)
Effective portion – Gain / (Loss)	(50,137,000)
Changes in the fair value of cash flow hedge	9,994,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$250,700, CDI +2.99% | Hedged items, traded on June 30, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	R$ 250,700,000
Borrowings, adjustment to interest rate basis				2.99%	2.99%
Financial instruments designated as hedging instruments, at fair value	(29,705,000)				R$ (17,846,000)
Effective portion – Gain / (Loss)	(42,826,000)
Changes in the fair value of cash flow hedge	8,998,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$250,110, CDI +2.98% | Hedged items, traded on June 30, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	R$ 250,110,000
Borrowings, adjustment to interest rate basis				2.98%	2.98%
Financial instruments designated as hedging instruments, at fair value	(29,207,000)				R$ (17,403,000)
Effective portion – Gain / (Loss)	(50,705,000)
Changes in the fair value of cash flow hedge	16,871,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$127,353, CDI +2.99% | Hedged items, traded on July 15, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 25,000	R$ 127,353,000
Borrowings, adjustment to interest rate basis				2.99%	2.99%
Financial instruments designated as hedging instruments, at fair value	(16,495,000)				R$ (10,374,000)
Effective portion – Gain / (Loss)	(21,254,000)
Changes in the fair value of cash flow hedge	(7,334,000)
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$127,353, CDI +2.99%, Two | Hedged items, traded on July 15, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 25,000	R$ 127,353,000
Borrowings, adjustment to interest rate basis				2.99%	2.99%
Financial instruments designated as hedging instruments, at fair value	(16,573,000)				R$ (10,455,000)
Effective portion – Gain / (Loss)	(16,887,000)
Changes in the fair value of cash flow hedge	3,114,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$259,890, CDI +2.96% | Hedged items, traded on July 16, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	R$ 259,890,000
Borrowings, adjustment to interest rate basis				2.96%	2.96%
Financial instruments designated as hedging instruments, at fair value	(37,516,000)				R$ (24,793,000)
Effective portion – Gain / (Loss)	(21,703,000)
Changes in the fair value of cash flow hedge	14,526,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$131,025, CDI +3.00% | Hedged items, traded on August 6, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 25,000	R$ 131,025,000
Borrowings, adjustment to interest rate basis				3.00%	3.00%
Financial instruments designated as hedging instruments, at fair value	(18,487,000)				R$ (12,101,000)
Effective portion – Gain / (Loss)	(20,321,000)
Changes in the fair value of cash flow hedge	(8,295,000)
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$130,033, CDI +2.85% | Hedged items, traded on August 10, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 25,000	R$ 130,033,000
Borrowings, adjustment to interest rate basis				2.85%	2.85%
Financial instruments designated as hedging instruments, at fair value	(19,391,000)				R$ (12,917,000)
Effective portion – Gain / (Loss)	(17,178,000)
Changes in the fair value of cash flow hedge	2,751,000
Hedged items, due June 16, 2028 [Member] | Bond Hedges | Notional R$130,878, CDI +2.81% | Hedged items, traded on August 11, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 25,000	R$ 130,878,000
Borrowings, adjustment to interest rate basis				2.81%	2.81%
Financial instruments designated as hedging instruments, at fair value	(19,226,000)				R$ (12,763,000)
Effective portion – Gain / (Loss)	(16,181,000)
Changes in the fair value of cash flow hedge	R$ 2,564,000
Hedged items, due November 22, 2023 [Member] | Bond Hedges | Notional R$248500 CDI +1.80% [Member] | Hedged items, traded on May 22, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional				$ 50,000	248,500,000
Borrowings, adjustment to interest rate basis	1.80%
Financial instruments designated as hedging instruments, at fair value	R$ (13,308,000)				R$ 0
Effective portion – Gain / (Loss)	(13,308,000)
Changes in the fair value of cash flow hedge	R$ 0